Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	$ 1,714,771	¥ 11,471,988	¥ 11,021,960	¥ 9,308,265
Inventories written down	3,766	25,194	17,492	48,202
Reversal of write-down of inventories	$ (5,032)	¥ (33,662)	¥ (37,393)	¥ (53,373)